INVESTMENTS IN ASSOCIATES - Aggregate balances of investments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Associates and Joint Ventures [Line Items]
Total assets	$ 23,910	$ 23,587
Total liabilities	(21,699)	$ (21,365)
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Total assets	2,090
Total liabilities	(1,172)
Net assets	$ 918